Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contract revenue:
Contract revenue	$ 556,679	$ 547,993	$ 450,422	$ 373,706	$ 352,467	$ 381,848	$ 370,437	$ 271,617	$ 1,928,800	$ 1,376,369	$ 1,003,409
Property, plant and equipment
Property, plant and equipment, net	123,985				152,591				123,985	152,591
United States [Member]
Contract revenue:
Contract revenue									1,705,653	1,210,993	839,505
Property, plant and equipment
Property, plant and equipment, net	117,205				138,894				117,205	138,894
Canada [Member]
Contract revenue:
Contract revenue									216,793	153,411	157,666
Property, plant and equipment
Property, plant and equipment, net	6,689				13,605				6,689	13,605
Other [Member]
Contract revenue:
Contract revenue									6,354	11,965	6,238
Property, plant and equipment
Property, plant and equipment, net	$ 91				$ 92				$ 91	$ 92